Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted Abstract
Net loss for basic and diluted net loss per share of common stock		$ (5,645,376)	$ (7,050,755)	$ (3,181,596)
Weighted average common stock outstanding – basic and diluted	[1]	3,497,109	2,450,447	2,038,558
Net loss per common share - basic and diluted	[1]	$ (1.61)	$ (2.88)	$ (1.56)

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.